Equity - Summary of Other Reserves Within Equity (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	$ (1,035,092,978)	$ (958,589,952)	$ (928,879,218)
Other reserves, Changes	37,762,430	(76,503,026)	(29,710,734)
Other reserves, Ending balance	(997,330,548)	(1,035,092,978)	(958,589,952)
Reserve for Exchange Differences in Translation [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	9,222,933	12,423,692	11,443,966
Other reserves, Changes	(2,246,550)	(3,200,759)	979,726
Other reserves, Ending balance	6,976,383	9,222,933	12,423,692
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(76,218,470)	(121,503,052)	(66,850,863)
Other reserves, Changes	43,368,734	45,284,582	(54,652,189)
Other reserves, Ending balance	(32,849,736)	(76,218,470)	(121,503,052)
Available-for-sale Financial Assets [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	9,955	14,835	14,046
Other reserves, Changes	1,329	(4,880)	789
Other reserves, Ending balance	11,284	9,955	14,835
Other Comprehensive Income from Non-current Assets Held for Sale [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	1,632,724
Other reserves, Changes	(1,632,724)	1,632,724
Other reserves, Ending balance		1,632,724
Other Miscellaneous Reserves [Member]
Disclosure Of Other Reserves [Line Items]
Other reserves, Beginning balance	(969,740,120)	(849,525,427)	(873,486,367)
Other reserves, Changes	(1,728,359)	(120,214,693)	23,960,940
Other reserves, Ending balance	$ (971,468,479)	$ (969,740,120)	$ (849,525,427)